Goodwill	12 Months Ended
Jun. 30, 2016
GOODWILL [Abstract]
Goodwill

9.	GOODWILL

The changes in the carrying amount of goodwill for the years ended June 30, 2015 and 2016 were as follows:

Balance
RMB
Balance as of June 30, 2015	62,548
Acquisition of Shanghai Ruipin (Note 16)	2,369
Balance as of June 30, 2016	64,827

There were no goodwill impairment charges for the years ended June 30, 2014, 2015 and 2016.